Components of and Changes in Accumulated Other Comprehensive Income/(Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 51,657
Cumulative effect of accounting standards adopted in the period	136
Total other comprehensive income/(loss)	57	$ (889)	$ 575
Ending balance	51,623	51,657
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(2,476)	(1,587)	(2,413)
Other comprehensive income/(loss) before reclassifications	239	(1,173)	1,179
Total other comprehensive income/(loss)	246	(889)	826
Ending balance	(2,230)	(2,476)	(1,587)
Net investment hedge adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income/(loss) before reclassifications	1	284	(353)
Reclassifications from AOCI	(16)	(7)	0
Amounts excluded from effectiveness assessment	22	7	0
Net Postemployment Benefit Plan Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	492	549	772
Other comprehensive income/(loss) before reclassifications	(69)	61	86
Reclassifications from AOCI	(234)	(118)	(309)
Cumulative effect of accounting standards adopted in the period	114
Total other comprehensive income/(loss)	(189)	(57)	(223)
Ending balance	303	492	549
Net cash flow hedge adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	41	(16)	12
Other comprehensive income/(loss) before reclassifications	(10)	99	(113)
Reclassifications from AOCI	(41)	(44)	85
Amounts excluded from effectiveness assessment	29	2	0
Cumulative effect of accounting standards adopted in the period	22
Total other comprehensive income/(loss)	0	57	(28)
Ending balance	41	41	(16)
AOCI Attributable to Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,943)	(1,054)	(1,629)
Ending balance	$ (1,886)	$ (1,943)	$ (1,054)